PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 1,646,805	$ 2,006,996	$ 2,993,285
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	2,400,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	1,600,000	2,000,000.0	2,500,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0	$ 0	$ 500,000